SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 (212) 839 5300 (212) 839 5599 FAX	BEIJING BOSTON BRUSSELS CENTURY CITY CHICAGO DALLAS GENEVA	HONG KONG HOUSTON LONDON LOS ANGELES NEW YORK PALO ALTO SAN FRANCISCO	SHANGHAI SINGAPORE SYDNEY TOKYO WASHINGTON, D.C.

FOUNDED 1866

November 2, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock LifePath® Retirement Fund, BlackRock LifePath® 2020 Fund,

BlackRock LifePath® 2025 Fund, BlackRock LifePath® 2030 Fund, BlackRock

LifePath® 2035 Fund, BlackRock LifePath® 2040 Fund, BlackRock LifePath®

2045 Fund, BlackRock LifePath® 2050 Fund and BlackRock LifePath® 2055

Fund, each a series of BlackRock Funds III

Securities Act File No. 33-54126; Investment Company Act File No. 811-07332

Ladies and Gentlemen:

On behalf of BlackRock Funds III, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Supplement to the Investor, Institutional and Class R Shares Prospectus and Class K Shares Prospectus of BlackRock LifePath® Retirement Fund, BlackRock LifePath® 2020 Fund, BlackRock LifePath® 2025 Fund, BlackRock LifePath® 2030 Fund, BlackRock LifePath® 2035 Fund, BlackRock LifePath® 2040 Fund, BlackRock LifePath® 2045 Fund, BlackRock LifePath® 2050 Fund and BlackRock LifePath® 2055 Fund (the “Funds”) dated April 30, 2015, as filed pursuant to Rule 497(e) under the Securities Act of 1933 on October 13, 2015 (the “497 Filing”). The purpose of this filing is to submit the 497 Filing in XBRL for the Funds.

Any questions or comments on the 497 Filing should be directed to the undersigned at (212) 839-8615.

Very truly yours,

/s/ Jesse C. Kean
Jesse C. Kean

Enclosures

cc:	Benjamin Archibald, Esq.

BlackRock Advisors, LLC

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.